Schedule of Investments (unaudited) December 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.(a)	2,963,970	$91,201,357
Boeing Co. (The)	4,014,479	1,307,756,679
General Dynamics Corp.	1,759,596	310,304,755
Huntington Ingalls Industries Inc.	302,982	76,012,124
L3Harris Technologies Inc.	1,655,513	327,576,357
Lockheed Martin Corp.	1,863,788	725,721,772
Northrop Grumman Corp.	1,180,437	406,034,915
Raytheon Co.	2,091,345	459,552,150
Textron Inc.(a)	1,679,839	74,920,819
TransDigm Group Inc.	373,921	209,395,760
United Technologies Corp.	6,091,822	912,311,263

		4,900,787,951

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	990,843	77,483,923
Expeditors International of Washington Inc.	1,261,527	98,424,337
FedEx Corp.	1,807,802	273,357,740
United Parcel Service Inc., Class B	5,261,752	615,940,689

		1,065,206,689

Airlines — 0.4%
Alaska Air Group Inc.	896,727	60,753,254
American Airlines Group Inc.(a)	2,870,318	82,320,720
Delta Air Lines Inc.	4,292,144	251,004,581
Southwest Airlines Co.	3,556,062	191,956,227
United Airlines Holdings Inc.(b)	1,629,423	143,535,872

		729,570,654

Auto Components — 0.1%
Aptiv PLC	1,899,101	180,357,622
BorgWarner Inc.	1,550,608	67,265,375

		247,622,997

Automobiles — 0.3%
Ford Motor Co.	29,423,135	273,635,155
General Motors Co.	9,446,266	345,733,336
Harley-Davidson Inc.	1,153,823	42,910,677

		662,279,168

Banks — 5.6%
Bank of America Corp.	60,777,391	2,140,579,711
Citigroup Inc.	16,390,228	1,309,415,315
Citizens Financial Group Inc.	3,263,654	132,536,989
Comerica Inc.	1,082,207	77,648,352
Fifth Third Bancorp.	5,327,961	163,781,521
First Republic Bank/CA(a)	1,279,664	150,296,537
Huntington Bancshares Inc./OH	7,646,478	115,308,888
JPMorgan Chase & Co.	23,548,584	3,282,672,610
KeyCorp	7,377,642	149,323,474
M&T Bank Corp.	985,038	167,210,200
People’s United Financial Inc.	3,330,340	56,282,746
PNC Financial Services Group Inc. (The)	3,289,839	525,157,000
Regions Financial Corp.	7,242,063	124,273,801
SVB Financial Group(a)(b)	392,425	98,514,372
Truist Financial Corp.	10,069,489	567,113,620
U.S. Bancorp.	10,671,486	632,712,405
Wells Fargo & Co.	28,893,257	1,554,457,227
Zions Bancorp. N.A.	1,279,741	66,444,153

		11,313,728,921

Beverages — 1.8%
Brown-Forman Corp., Class B, NVS(a)	1,342,519	90,754,284
Coca-Cola Co. (The)	28,953,608	1,602,582,203

Security	Shares	Value

Beverages (continued)
Constellation Brands Inc., Class A	1,266,567	$240,331,088
Molson Coors Brewing Co., Class B	1,437,325	77,471,818
Monster Beverage Corp.(a)(b)	2,866,241	182,149,616
PepsiCo Inc.	10,470,081	1,430,945,970

		3,624,234,979

Biotechnology — 2.0%
AbbVie Inc.	11,103,837	983,133,728
Alexion Pharmaceuticals Inc.(b)	1,661,488	179,689,927
Amgen Inc.	4,461,321	1,075,490,654
Biogen Inc.(b)	1,354,715	401,984,582
Gilead Sciences Inc.	9,499,378	617,269,582
Incyte Corp.(b)	1,340,306	117,035,520
Regeneron Pharmaceuticals Inc.(a)(b)	600,702	225,551,587
Vertex Pharmaceuticals Inc.(a)(b)	1,930,856	422,760,921

		4,022,916,501

Building Products — 0.3%
Allegion PLC	696,621	86,757,179
AO Smith Corp.	992,489	47,282,176
Fortune Brands Home & Security Inc.	1,018,006	66,516,512
Johnson Controls International PLC	5,791,441	235,769,563
Masco Corp.	2,124,241	101,942,326

		538,267,756

Capital Markets — 2.7%
Ameriprise Financial Inc.	951,169	158,445,732
Bank of New York Mellon Corp. (The)	6,300,518	317,105,071
BlackRock Inc.(c)	885,546	445,163,974
Cboe Global Markets Inc.	844,018	101,282,160
Charles Schwab Corp. (The)	8,583,742	408,242,770
CME Group Inc.	2,690,797	540,096,774
E*TRADE Financial Corp.	1,659,288	75,281,897
Franklin Resources Inc.	2,030,033	52,740,257
Goldman Sachs Group Inc. (The)	2,392,689	550,150,982
Intercontinental Exchange Inc.	4,164,381	385,413,462
Invesco Ltd.	2,763,336	49,684,781
MarketAxess Holdings Inc.(a)	287,057	108,826,179
Moody’s Corp.	1,224,591	290,730,149
Morgan Stanley	9,235,743	472,131,182
MSCI Inc.	640,946	165,479,438
Nasdaq Inc.	850,099	91,045,603
Northern Trust Corp.	1,587,983	168,707,314
Raymond James Financial Inc.	924,884	82,740,123
S&P Global Inc.	1,833,955	500,761,413
State Street Corp.	2,730,005	215,943,395
T Rowe Price Group Inc.	1,743,714	212,454,114

		5,392,426,770

Chemicals — 1.9%
Air Products & Chemicals Inc.	1,655,163	388,946,753
Albemarle Corp.	818,335	59,771,188
Celanese Corp.	907,459	111,726,352
CF Industries Holdings Inc.	1,671,132	79,779,842
Corteva Inc.(b)	5,551,485	164,101,897
Dow Inc.(b)	5,588,937	305,882,522
DuPont de Nemours Inc.	5,536,500	355,443,300
Eastman Chemical Co.	1,001,100	79,347,186
Ecolab Inc.	1,882,984	363,397,082
FMC Corp.	991,014	98,923,018
International Flavors & Fragrances Inc.	800,459	103,275,220
Linde PLC	4,031,916	858,394,916
LyondellBasell Industries NV, Class A	1,919,235	181,329,323

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co. (The)	2,554,652	$55,282,669
PPG Industries Inc.	1,784,338	238,191,280
Sherwin-Williams Co. (The)	616,866	359,965,986

		3,803,758,534

Commercial Services & Supplies — 0.4%
Cintas Corp.	629,481	169,380,747
Copart Inc.(a)(b)	1,536,117	139,694,480
Republic Services Inc.	1,567,333	140,480,057
Rollins Inc.	1,022,313	33,899,899
Waste Management Inc.	2,930,647	333,976,532

		817,431,715

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	400,575	81,476,955
Cisco Systems Inc.	31,853,201	1,527,679,520
F5 Networks Inc.(b)	460,225	64,270,421
Juniper Networks Inc.	2,508,631	61,787,582
Motorola Solutions Inc.	1,286,709	207,340,288

		1,942,554,766

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.(a)	1,015,587	91,230,180
Quanta Services Inc.	1,091,971	44,454,140

		135,684,320

Construction Materials — 0.1%
Martin Marietta Materials Inc.(a)	468,797	131,094,393
Vulcan Materials Co.	993,277	143,021,955

		274,116,348

Consumer Finance — 0.7%
American Express Co.	5,037,785	627,153,855
Capital One Financial Corp.	3,489,992	359,155,077
Discover Financial Services	2,353,554	199,628,450
Synchrony Financial	4,463,334	160,724,657

		1,346,662,039

Containers & Packaging — 0.4%
Amcor PLC(b)	12,161,607	131,831,820
Avery Dennison Corp.	615,212	80,482,034
Ball Corp.	2,456,104	158,836,246
International Paper Co.	2,976,150	137,051,707
Packaging Corp. of America	722,804	80,946,820
Sealed Air Corp.	1,187,197	47,286,057
Westrock Co.	1,960,230	84,113,469

		720,548,153

Distributors — 0.1%
Genuine Parts Co.	1,076,192	114,323,876
LKQ Corp.(b)	2,259,567	80,666,542

		194,990,418

Diversified Consumer Services — 0.0%
H&R Block Inc.	1,430,738	33,593,728

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)(b)	14,686,864	3,326,574,696

Diversified Telecommunication Services — 2.1%
AT&T Inc.	54,850,063	2,143,540,462
CenturyLink Inc.	7,255,479	95,844,878
Verizon Communications Inc.	31,053,795	1,906,703,013

		4,146,088,353

Electric Utilities — 2.0%
Alliant Energy Corp.	1,808,388	98,954,991

Security	Shares	Value

Electric Utilities (continued)
American Electric Power Co. Inc.	3,708,905	$350,528,611
Duke Energy Corp.	5,473,975	499,281,260
Edison International	2,692,665	203,053,868
Entergy Corp.	1,499,830	179,679,634
Evergy Inc.	1,710,973	111,367,232
Eversource Energy	2,440,840	207,642,259
Exelon Corp.	7,299,259	332,773,218
FirstEnergy Corp.	4,060,681	197,349,097
NextEra Energy Inc.	3,669,977	888,721,630
Pinnacle West Capital Corp.	823,385	74,047,013
PPL Corp.	5,467,991	196,191,517
Southern Co. (The)	7,874,571	501,610,173
Xcel Energy Inc.	3,951,434	250,876,545

		4,092,077,048

Electrical Equipment — 0.5%
AMETEK Inc.(a)	1,726,873	172,238,313
Eaton Corp. PLC	3,103,860	293,997,619
Emerson Electric Co.	4,564,399	348,081,068
Rockwell Automation Inc.	862,742	174,851,921

		989,168,921

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A(a)	2,242,486	242,704,260
CDW Corp./DE	1,078,319	154,027,086
Corning Inc.	5,766,965	167,876,351
FLIR Systems Inc.	991,619	51,633,601
IPG Photonics Corp.(a)(b)	275,731	39,958,937
Keysight Technologies Inc.(a)(b)	1,408,450	144,549,223
TE Connectivity Ltd.	2,522,343	241,741,353
Zebra Technologies Corp., Class A(a)(b)	406,566	103,853,219

		1,146,344,030

Energy Equipment & Services — 0.4%
Baker Hughes Co.	4,911,461	125,880,745
Halliburton Co.	6,643,691	162,571,119
Helmerich & Payne Inc.	775,413	35,227,012
National Oilwell Varco Inc.(a)	2,957,695	74,090,260
Schlumberger Ltd.	10,394,805	417,871,161
TechnipFMC PLC	3,067,963	65,777,127

		881,417,424

Entertainment — 1.9%
Activision Blizzard Inc.	5,768,571	342,768,489
Electronic Arts Inc.(a)(b)	2,175,426	233,880,049
Live Nation Entertainment Inc.(a)(b)	1,062,562	75,941,306
Netflix Inc.(a)(b)	3,290,663	1,064,759,827
Take-Two Interactive Software Inc.(a)(b)	863,823	105,757,850
Walt Disney Co. (The)	13,533,462	1,957,344,609

		3,780,452,130

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	864,700	139,718,226
American Tower Corp.	3,325,854	764,347,766
Apartment Investment & Management Co., Class A	1,137,134	58,732,971
AvalonBay Communities Inc.	1,048,145	219,796,006
Boston Properties Inc.	1,084,463	149,504,069
Crown Castle International Corp.	3,121,798	443,763,586
Digital Realty Trust Inc.	1,573,893	188,457,948
Duke Realty Corp.	2,785,034	96,557,129
Equinix Inc.	640,353	373,774,046
Equity Residential	2,622,994	212,252,674
Essex Property Trust Inc.	496,212	149,290,342

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage Inc.	988,819	$104,439,063
Federal Realty Investment Trust	525,846	67,692,156
Healthpeak Properties Inc.	3,749,381	129,241,163
Host Hotels & Resorts Inc.	5,305,844	98,423,406
Iron Mountain Inc.	2,183,729	69,595,443
Kimco Realty Corp.	3,107,711	64,360,695
Mid-America Apartment Communities Inc.	856,140	112,890,620
Prologis Inc.(a)	4,743,548	422,839,869
Public Storage	1,135,400	241,794,784
Realty Income Corp.	2,447,366	180,199,559
Regency Centers Corp.	1,258,117	79,374,602
SBA Communications Corp.	844,763	203,579,435
Simon Property Group Inc.	2,312,836	344,520,051
SL Green Realty Corp.	603,191	55,421,189
UDR Inc.	2,196,310	102,567,677
Ventas Inc.	2,810,553	162,281,330
Vornado Realty Trust	1,214,772	80,782,338
Welltower Inc.	3,061,605	250,378,057
Weyerhaeuser Co.	5,622,454	169,798,111

		5,736,374,311

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	3,317,256	975,007,883
Kroger Co. (The)	6,022,109	174,580,940
Sysco Corp.	3,812,833	326,149,735
Walgreens Boots Alliance Inc.	5,620,580	331,389,397
Walmart Inc.	10,651,440	1,265,817,130

		3,072,945,085

Food Products — 1.1%
Archer-Daniels-Midland Co.	4,210,916	195,175,957
Campbell Soup Co.	1,299,933	64,242,689
Conagra Brands Inc.	3,673,627	125,784,988
General Mills Inc.	4,540,502	243,189,287
Hershey Co. (The)	1,124,091	165,218,895
Hormel Foods Corp.	2,100,302	94,744,623
JM Smucker Co. (The)	870,080	90,601,430
Kellogg Co.	1,880,305	130,041,894
Kraft Heinz Co. (The)	4,671,814	150,105,384
Lamb Weston Holdings Inc.	1,113,338	95,780,468
McCormick & Co. Inc./MD, NVS	932,575	158,285,955
Mondelez International Inc., Class A	10,818,146	595,863,482
Tyson Foods Inc., Class A	2,235,006	203,474,946

		2,312,509,998

Gas Utilities — 0.0%
Atmos Energy Corp.	909,815	101,771,906

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	13,270,656	1,152,689,180
ABIOMED Inc.(a)(b)	328,244	55,995,144
Align Technology Inc.(a)(b)	538,441	150,246,577
Baxter International Inc.	3,840,712	321,160,337
Becton Dickinson and Co.	2,030,796	552,315,588
Boston Scientific Corp.(b)	10,465,670	473,257,597
Cooper Companies Inc. (The)(a)	375,434	120,623,190
Danaher Corp.	4,800,036	736,709,525
DENTSPLY SIRONA Inc.(a)	1,643,840	93,024,906
Edwards Lifesciences Corp.(b)	1,566,068	365,348,004
Hologic Inc.(a)(b)	2,044,988	106,768,823
IDEXX Laboratories Inc.(a)(b)	650,143	169,771,842
Intuitive Surgical Inc.(a)(b)	867,805	513,002,926

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	10,064,246	$1,141,788,709
ResMed Inc.	1,088,423	168,672,912
Steris PLC	639,304	97,442,716
Stryker Corp.	2,417,668	507,565,220
Teleflex Inc.(a)	347,139	130,677,005
Varian Medical Systems Inc.(a)(b)	681,444	96,771,862
Zimmer Biomet Holdings Inc.	1,552,834	232,428,193

		7,186,260,256

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	1,119,884	95,212,538
Anthem Inc.	1,903,810	575,007,734
Cardinal Health Inc.	2,195,954	111,071,353
Centene Corp.(a)(b)	3,132,487	196,939,458
Cigna Corp.(b)	2,803,753	573,339,451
CVS Health Corp.	9,768,383	725,693,173
DaVita Inc.(a)(b)	654,571	49,112,462
HCA Healthcare Inc.	1,997,135	295,196,524
Henry Schein Inc.(a)(b)	1,088,775	72,643,068
Humana Inc.	994,247	364,411,411
Laboratory Corp. of America Holdings(a)(b)	720,478	121,883,263
McKesson Corp.	1,352,793	187,118,328
Quest Diagnostics Inc.	1,028,036	109,783,964
UnitedHealth Group Inc.	7,113,750	2,091,300,225
Universal Health Services Inc., Class B(a)	598,736	85,894,667
WellCare Health Plans Inc.(b)	377,696	124,718,996

		5,779,326,615

Health Care Technology — 0.1%
Cerner Corp.	2,358,260	173,072,701

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	3,004,970	152,742,625
Chipotle Mexican Grill Inc.(a)(b)	192,412	161,070,009
Darden Restaurants Inc.	930,504	101,434,241
Hilton Worldwide Holdings Inc.(a)	2,118,514	234,964,388
Las Vegas Sands Corp.	2,537,683	175,201,634
Marriott International Inc./MD, Class A	2,029,575	307,338,542
McDonald’s Corp.	5,654,465	1,117,378,829
MGM Resorts International	3,852,551	128,174,372
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,595,395	93,187,022
Royal Caribbean Cruises Ltd.	1,289,923	172,217,620
Starbucks Corp.	8,867,120	779,597,190
Wynn Resorts Ltd.	724,710	100,640,478
Yum! Brands Inc.	2,264,040	228,056,749

		3,752,003,699

Household Durables — 0.4%
DR Horton Inc.	2,539,416	133,954,194
Garmin Ltd.	1,082,785	105,636,505
Leggett & Platt Inc.	1,009,980	51,337,283
Lennar Corp., Class A(a)	2,095,336	116,898,795
Mohawk Industries Inc.(a)(b)	459,033	62,602,921
Newell Brands Inc.	2,857,440	54,919,997
NVR Inc.(a)(b)	26,331	100,279,244
PulteGroup Inc.	1,913,257	74,234,372
Whirlpool Corp.	486,265	71,738,675

		771,601,986

Household Products — 1.7%
Church & Dwight Co. Inc.	1,820,690	128,067,335
Clorox Co. (The)	952,554	146,255,141
Colgate-Palmolive Co.	6,437,474	443,155,710

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	2,583,035	$355,296,464
Procter & Gamble Co. (The)	18,725,860	2,338,859,914

		3,411,634,564

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	4,984,580	99,193,142
NRG Energy Inc.	1,847,197	73,426,081

		172,619,223

Industrial Conglomerates — 1.4%
3M Co.	4,317,770	761,740,984
General Electric Co.(a)	65,576,671	731,835,648
Honeywell International Inc.	5,364,968	949,599,336
Roper Technologies Inc.	785,121	278,113,412

		2,721,289,380

Insurance — 2.3%
Aflac Inc.	5,511,140	291,539,306
Allstate Corp. (The)	2,432,281	273,509,999
American International Group Inc.	6,532,109	335,293,155
Aon PLC	1,753,463	365,228,808
Arthur J Gallagher & Co.	1,403,953	133,698,444
Assurant Inc.	447,819	58,700,115
Chubb Ltd.	3,394,232	528,346,153
Cincinnati Financial Corp.	1,127,340	118,539,801
Everest Re Group Ltd.	305,879	84,679,542
Globe Life Inc.	730,785	76,915,121
Hartford Financial Services Group Inc. (The)	2,697,669	163,937,345
Lincoln National Corp.	1,470,329	86,764,114
Loews Corp.(a)	1,920,454	100,804,631
Marsh & McLennan Companies Inc.	3,803,040	423,696,686
MetLife Inc.	5,868,914	299,138,547
Principal Financial Group Inc.	1,962,102	107,915,610
Progressive Corp. (The)	4,389,778	317,776,030
Prudential Financial Inc.	3,026,285	283,683,956
Travelers Companies Inc. (The)	1,925,197	263,655,729
Unum Group	1,488,289	43,398,507
Willis Towers Watson PLC	959,611	193,783,845
WR Berkley Corp.(a)	1,087,486	75,145,283

		4,626,150,727

Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)(b)	2,249,763	3,013,310,065
Alphabet Inc., Class C, NVS(a)(b)	2,244,164	3,000,492,151
Facebook Inc., Class A(b)	18,069,125	3,708,687,906
Twitter Inc.(a)(b)	5,829,568	186,837,654

		9,909,327,776

Internet & Direct Marketing Retail — 3.4%
Amazon.com Inc.(b)	3,127,105	5,778,389,703
Booking Holdings Inc.(a)(b)	314,243	645,370,276
eBay Inc.	5,741,240	207,316,177
Expedia Group Inc.	1,055,627	114,155,504

		6,745,231,660

IT Services — 5.4%
Accenture PLC, Class A	4,772,982	1,005,046,820
Akamai Technologies Inc.(a)(b)	1,201,310	103,769,158
Alliance Data Systems Corp.	293,180	32,894,796
Automatic Data Processing Inc.	3,256,047	555,156,013
Broadridge Financial Solutions Inc.	860,157	106,263,796
Cognizant Technology Solutions Corp., Class A	4,096,925	254,091,289
DXC Technology Co.	1,903,320	71,545,799
Fidelity National Information Services Inc.	4,614,813	641,874,340

Security	Shares	Value

IT Services (continued)
Fiserv Inc.(a)(b)	4,288,252	$495,850,579
FleetCor Technologies Inc.(a)(b)	655,722	188,664,334
Gartner Inc.(a)(b)	666,402	102,692,548
Global Payments Inc.	2,256,724	411,987,533
International Business Machines Corp.	6,649,869	891,348,441
Jack Henry & Associates Inc.	583,527	85,002,378
Leidos Holdings Inc.	991,718	97,079,275
Mastercard Inc., Class A	6,665,447	1,990,235,820
Paychex Inc.	2,377,870	202,261,622
PayPal Holdings Inc.(b)	8,816,416	953,671,719
VeriSign Inc.(b)	767,727	147,925,638
Visa Inc., Class A(a)	12,852,962	2,415,071,560
Western Union Co. (The)	3,080,921	82,507,064

		10,834,940,522

Leisure Products — 0.0%
Hasbro Inc.	964,790	101,891,472

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	2,327,079	198,523,109
Illumina Inc.(a)(b)	1,105,091	366,602,888
IQVIA Holdings Inc.(a)(b)	1,343,329	207,557,764
Mettler-Toledo International Inc.(a)(b)	180,770	143,401,226
PerkinElmer Inc.(a)	843,205	81,875,205
Thermo Fisher Scientific Inc.(a)	3,010,854	978,136,139
Waters Corp.(a)(b)	483,732	113,023,982

		2,089,120,313

Machinery — 1.6%
Caterpillar Inc.	4,149,363	612,777,928
Cummins Inc.	1,150,202	205,840,150
Deere & Co.	2,364,435	409,662,008
Dover Corp.	1,102,438	127,067,004
Flowserve Corp.	982,697	48,908,830
Fortive Corp.	2,236,438	170,841,499
IDEX Corp.	578,458	99,494,776
Illinois Tool Works Inc.	2,186,447	392,751,475
Ingersoll-Rand PLC	1,791,062	238,067,961
PACCAR Inc.	2,614,254	206,787,491
Parker-Hannifin Corp.	969,871	199,618,849
Pentair PLC	1,295,141	59,408,118
Snap-on Inc.	411,014	69,625,771
Stanley Black & Decker Inc.	1,147,920	190,256,261
Westinghouse Air Brake Technologies Corp.(a)	1,347,641	104,846,470
Xylem Inc./NY	1,351,741	106,503,673

		3,242,458,264

Media — 1.4%
Charter Communications Inc., Class A(a)(b)	1,177,096	570,985,728
Comcast Corp., Class A	34,087,592	1,532,919,012
Discovery Inc., Class A(a)(b)	1,228,029	40,205,669
Discovery Inc., Class C, NVS(a)(b)	2,518,118	76,777,418
DISH Network Corp., Class A(a)(b)	1,962,169	69,598,134
Fox Corp., Class A, NVS	2,651,634	98,296,072
Fox Corp., Class B(b)	1,165,607	42,428,095
Interpublic Group of Companies Inc. (The)	2,827,985	65,326,454
News Corp., Class A, NVS	2,964,059	41,911,794
News Corp., Class B	826,365	11,990,556
Omnicom Group Inc.	1,648,534	133,564,225
ViacomCBS Inc., Class B, NVS	4,011,844	168,377,093

		2,852,380,250

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	10,894,128	$142,930,959
Newmont Goldcorp Corp.	6,156,844	267,514,872
Nucor Corp.	2,294,555	129,137,556

		539,583,387

Multi-Utilities — 1.1%
Ameren Corp.	1,845,272	141,716,890
CenterPoint Energy Inc.	3,710,163	101,176,145
CMS Energy Corp.	2,130,844	133,902,237
Consolidated Edison Inc.	2,498,686	226,056,122
Dominion Energy Inc.	6,180,288	511,851,452
DTE Energy Co.	1,442,660	187,358,254
NiSource Inc.	2,866,561	79,805,058
Public Service Enterprise Group Inc.	3,796,610	224,189,821
Sempra Energy	2,116,865	320,662,710
WEC Energy Group Inc.	2,368,490	218,445,833

		2,145,164,522

Multiline Retail — 0.5%
Dollar General Corp.	1,911,553	298,164,037
Dollar Tree Inc.(a)(b)	1,787,406	168,105,534
Kohl’s Corp.	1,160,786	59,142,047
Macy’s Inc.	2,419,044	41,123,748
Nordstrom Inc.	802,583	32,849,722
Target Corp.	3,804,160	487,731,354

		1,087,116,442

Oil, Gas & Consumable Fuels — 3.9%
Apache Corp.	2,899,012	74,185,717
Cabot Oil & Gas Corp.	2,988,792	52,034,869
Chevron Corp.	14,209,440	1,712,379,614
Cimarex Energy Co.	761,350	39,963,262
Concho Resources Inc.	1,509,436	132,181,311
ConocoPhillips	8,238,489	535,748,940
Devon Energy Corp.	2,905,221	75,448,589
Diamondback Energy Inc.	1,207,167	112,097,528
EOG Resources Inc.	4,368,285	365,887,552
Exxon Mobil Corp.	31,769,561	2,216,879,967
Hess Corp.	1,943,095	129,818,177
HollyFrontier Corp.	1,101,908	55,877,755
Kinder Morgan Inc./DE	14,625,916	309,630,642
Marathon Oil Corp.	6,103,319	82,883,072
Marathon Petroleum Corp.	4,875,198	293,730,679
Noble Energy Inc.	3,634,331	90,276,782
Occidental Petroleum Corp.	6,716,186	276,774,025
ONEOK Inc.	3,099,611	234,547,564
Phillips 66	3,330,962	371,102,476
Pioneer Natural Resources Co.	1,241,339	187,901,484
Valero Energy Corp.	3,076,988	288,159,926
Williams Companies Inc. (The)	9,178,288	217,708,991

		7,855,218,922

Personal Products — 0.2%
Coty Inc., Class A	2,053,325	23,099,906
Estee Lauder Companies Inc. (The), Class A	1,671,137	345,156,636

		368,256,542

Pharmaceuticals — 4.6%
Allergan PLC	2,464,899	471,214,742
Bristol-Myers Squibb Co.	17,601,466	1,129,838,102
Eli Lilly & Co.	6,336,137	832,758,486
Johnson & Johnson	19,761,340	2,882,586,666
Merck & Co. Inc.	19,116,209	1,738,619,209
Mylan NV(a)(b)	3,923,505	78,862,450

Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC	1,051,751	$54,333,457
Pfizer Inc.	41,553,427	1,628,063,270
Zoetis Inc.	3,582,554	474,151,022

		9,290,427,404

Professional Services — 0.3%
Equifax Inc.	922,148	129,211,378
IHS Markit Ltd.(b)	3,017,108	227,339,088
Nielsen Holdings PLC	2,666,651	54,133,015
Robert Half International Inc.	855,904	54,050,338
Verisk Analytics Inc.(a)	1,237,890	184,866,492

		649,600,311

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,492,687	152,776,786

Road & Rail — 1.0%
CSX Corp.	5,838,309	422,460,039
JB Hunt Transport Services Inc.(a)	653,369	76,300,432
Kansas City Southern	742,300	113,690,668
Norfolk Southern Corp.	1,957,774	380,062,666
Old Dominion Freight Line Inc.(a)	469,315	89,066,601
Union Pacific Corp.	5,212,115	942,298,271

		2,023,878,677

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices Inc.(a)(b)	8,362,632	383,510,304
Analog Devices Inc.	2,773,991	329,661,090
Applied Materials Inc.	6,939,004	423,556,804
Broadcom Inc.	2,982,065	942,392,181
Intel Corp.	32,659,697	1,954,682,865
KLA Corp.	1,184,749	211,086,729
Lam Research Corp.	1,089,322	318,517,753
Maxim Integrated Products Inc.	2,002,740	123,188,537
Microchip Technology Inc.	1,800,296	188,526,997
Micron Technology Inc.(b)	8,312,457	447,043,937
NVIDIA Corp.	4,595,333	1,081,281,855
Qorvo Inc.(b)	857,733	99,694,307
QUALCOMM Inc.	8,573,598	756,448,552
Skyworks Solutions Inc.	1,264,795	152,888,420
Texas Instruments Inc.	7,018,837	900,446,599
Xilinx Inc.	1,876,135	183,429,719

		8,496,356,649

Software — 7.0%
Adobe Inc.(b)	3,635,305	1,198,959,942
ANSYS Inc.(a)(b)	642,596	165,410,636
Autodesk Inc.(b)	1,652,129	303,099,586
Cadence Design Systems Inc.(a)(b)	2,128,612	147,640,528
Citrix Systems Inc.	929,628	103,095,745
Fortinet Inc.(a)(b)	1,080,925	115,399,553
Intuit Inc.	1,954,551	511,955,544
Microsoft Corp.	57,281,167	9,033,240,036
NortonLifeLock Inc.	4,335,928	110,652,883
Oracle Corp.	16,265,907	861,767,753
salesforce.com Inc.(a)(b)	6,660,404	1,083,248,107
ServiceNow Inc.(a)(b)	1,416,120	399,798,998
Synopsys Inc.(a)(b)	1,134,791	157,962,907

		14,192,232,218

Specialty Retail — 2.2%
Advance Auto Parts Inc.(a)	519,952	83,275,512
AutoZone Inc.(a)(b)	178,886	213,108,681
Best Buy Co. Inc.	1,709,723	150,113,679

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
CarMax Inc.(a)(b)	1,217,601	$106,747,080
Gap Inc. (The)	1,496,659	26,460,931
Home Depot Inc. (The)	8,196,570	1,789,966,957
L Brands Inc.	1,824,219	33,054,848
Lowe’s Companies Inc.	5,753,297	689,014,849
O’Reilly Automotive Inc.(a)(b)	567,477	248,702,470
Ross Stores Inc.(a)	2,700,704	314,415,960
Tiffany & Co.	798,660	106,740,909
TJX Companies Inc. (The)	9,105,542	555,984,395
Tractor Supply Co.	878,160	82,055,270
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	429,182	108,643,131

		4,508,284,672

Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	31,358,562	9,208,441,731
Hewlett Packard Enterprise Co.	9,681,346	153,546,148
HP Inc.	11,147,186	229,074,672
NetApp Inc.	1,713,322	106,654,295
Seagate Technology PLC	1,735,672	103,272,484
Western Digital Corp.	2,233,241	141,743,806
Xerox Holdings Corp.(b)	1,366,839	50,395,354

		9,993,128,490

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	1,087,858	41,501,783
Hanesbrands Inc.	2,783,266	41,331,500
NIKE Inc., Class B	9,339,139	946,148,172
PVH Corp.(a)	566,569	59,574,730
Ralph Lauren Corp.	373,379	43,767,486
Tapestry Inc.	2,037,959	54,963,754
Under Armour Inc., Class A(a)(b)	1,456,248	31,454,957
Under Armour Inc., Class C, NVS(a)(b)	1,505,158	28,868,931
VF Corp.	2,465,985	245,760,065

		1,493,371,378

Tobacco — 0.8%
Altria Group Inc.	14,026,950	700,085,075
Philip Morris International Inc.	11,682,437	994,058,564

		1,694,143,639

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,305,638	$159,093,324
United Rentals Inc.(a)(b)	560,613	93,493,430
WW Grainger Inc.	327,113	110,734,293

		363,321,047

Water Utilities — 0.1%
American Water Works Co. Inc.	1,356,445	166,639,268

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(b)	2,399,500	188,168,790

Total Common Stocks — 99.8% (Cost: $167,528,507,818)		200,929,084,861

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	1,859,801,952	1,860,545,872
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	166,541,169	166,541,169

		2,027,087,041

Total Short-Term Investments — 1.0% (Cost: $2,026,776,108)		2,027,087,041

Total Investments in Securities — 100.8% (Cost: $169,555,283,926)		202,956,171,902

Other Assets, Less Liabilities — (0.8)%		(1,644,418,761)

Net Assets — 100.0%		$201,311,753,141

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	812,588,318	1,047,213,634	(a)	—		1,859,801,952	$1,860,545,872	$4,214,944	(b)	$(65,286)	$2,088
BlackRock Cash Funds: Treasury, SL Agency Shares	256,687,240	—		(90,146,071	)(a)	166,541,169	166,541,169	5,323,947		—	—
BlackRock Inc.	872,393	184,279		(171,126)		885,546	445,163,974	8,807,568		11,960,510	55,249,914

							$2,472,251,015	$18,346,459		$11,895,224	$55,252,002

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P 500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2,361	03/20/20	$381,431	$6,985,298

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$200,929,084,861	$—	$—	$200,929,084,861
Money Market Funds	2,027,087,041	—	—	2,027,087,041

	$202,956,171,902	$—	$—	$202,956,171,902

Derivative financial instruments(a)
Assets
Futures Contracts	$6,985,298	$—	$—	$6,985,298

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares